American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2050 Portfolio
October 31, 2021

One Choice Blend+ 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Avantis U.S. Equity Fund G Class	14,502	221,301
Avantis U.S. Small Cap Value Fund G Class	1,239	19,653
Focused Dynamic Growth Fund G Class	2,239	146,715
NT Focused Large Cap Value Fund G Class	10,782	144,797
NT Heritage Fund G Class	1,943	35,288
NT Mid Cap Value Fund G Class	2,292	34,816
Small Cap Growth Fund G Class	671	19,818
		622,388
International Equity Funds — 26.6%
Avantis Emerging Markets Equity Fund G Class	2,064	26,668
Avantis International Equity Fund G Class	6,421	80,590
Focused International Growth Fund G Class	2,098	45,311
Non-U.S. Intrinsic Value Fund G Class	4,287	45,142
NT Emerging Markets Fund G Class	2,697	39,922
NT Global Real Estate Fund G Class	1,987	27,106
NT International Small-Mid Cap Fund G Class	1,139	18,627
		283,366
Domestic Fixed Income Funds — 10.9%
Avantis Core Fixed Income Fund G Class	8,677	86,253
Inflation-Adjusted Bond Fund G Class	599	7,884
NT High Income Fund G Class	2,194	21,917
		116,054
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	1,129	11,821
Global Bond Fund G Class	3,031	31,770
		43,591
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,012,257)		1,065,399
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,065,399

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$187	$24	—	$10	$221	15	—	—
Avantis U.S. Small Cap Value Fund	17	2	—	1	20	1	—	—
Focused Dynamic Growth Fund	123	17	$1	8	147	2	—	—
NT Focused Large Cap Value Fund	124	21	1	1	145	11	—	$1
NT Heritage Fund	30	4	—	1	35	2	—	—
NT Mid Cap Value Fund	30	4	—	1	35	2	—	—
Small Cap Growth Fund	17	2	—	1	20	1	—	—
Avantis Emerging Markets Equity Fund	23	4	—	—	27	2	—	—
Avantis International Equity Fund	69	11	1	1	80	6	—	—
Focused International Growth Fund	39	6	1	1	45	2	—	—
Non-U.S. Intrinsic Value Fund	38	6	—	1	45	4	—	—
NT Emerging Markets Fund	34	6	—	—	40	3	—	—
NT Global Real Estate Fund	23	3	—	1	27	2	—	—
NT International Small-Mid Cap Fund	16	2	—	—	18	1	—	—
Avantis Core Fixed Income Fund	73	17	3	(1)	86	9	—	1
Inflation-Adjusted Bond Fund	7	1	—	—	8	1	—	—
NT High Income Fund	18	4	—	—	22	2	—	—
Emerging Markets Debt Fund	10	2	—	—	12	1	—	—
Global Bond Fund	27	6	—	(1)	32	3	—	—
	$905	$142	$7	$25	$1,065	70	—	$2
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.